united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21237

Unified Series Trust

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices)

(Zip code)

Zachary P. Richmond

Ultimus Fund Solutions, LLC

225 Pictoria Drive. Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant's telephone number, including area code: 513-587-3400

Date of fiscal year end: 3/31

Date of reporting period: 09/30/22

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)

Absolute Select Value ETF (ABEQ)

(formerly known as Absolute Core Strategy ETF) NYSE Arca, Inc.

Semi-Annual Report

September 30, 2022

Fund Adviser:
Absolute Investment Advisers, LLC
4 North Street, Suite 2
Hingham, MA 02043
1-833-267-3383

Investment Results (Unaudited)

Average Annual Total Return* as of September 30, 2022

			Since
			Inception
	Six Months	One Year	11/15/2021
Absolute Select Value ETF - NAV	(15.55)%	(5.49)%	0.81%
Absolute Select Value ETF - Market Price	(15.66)%	(5.66)%	0.81%
S&P 500® Index(a)	(20.20)%	(15.47)%	4.57%

Total annual operating expenses, as disclosed in the Absolute Select Value ETF’s (the “Fund”), formerly Absolute Core Strategy ETF, prospectus dated July 29, 2022, were 0.85% of average daily net assets (1.24% before fee waivers/expense reimbursements by Absolute Investment Advisers, LLC (the “Adviser”)). The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through July 31, 2023 so that total annual Fund operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; any administrative and/or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business, do not exceed 0.85% of the Fund’s average daily net assets through July 31, 2024. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/ expense payment and any expense limitation in effect at the time of the recoupment. Additional information pertaining to the Fund’s expense ratios (not including acquired fund fees and expenses) as of September 30, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on the Fund’s distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (833) 267-3383. The Fund’s per share net asset value (“NAV”) is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. Since exchange-traded funds are bought and sold at prices set by the market, which can result in a premium or discount to NAV, the returns calculated using Market Price can differ from those calculated using NAV. For more information about current performance, holdings or historical premiums/discounts, please visit the Fund’s website at https://absoluteadvisers.com/.

1

Investment Results (Unaudited) (continued)

*	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower.

(a)	The S&P 500 Total Return Index (“Index”) is a widely recognized unmanaged index of large cap U.S. equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in the Index; however, an individual can invest in exchange-traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling (833) 267-3383. Please read it carefully before investing.

The Fund is distributed by Northern Lights Distributors, LLC, member FINRA/SIPC

2

Fund Holdings (Unaudited)

Absolute Select Value ETF Holdings as of September 30, 2022.*

*	As a percentage of net assets.

As its investment objective, the Absolute Select Value ETF (the “Fund”) seeks positive absolute returns.

Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Fund’s Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov or on the Fund’s website at https://absoluteadvisers.com/.

3

Absolute Select Value ETF
Schedule of Investments
September 30, 2022 (Unaudited)

Common Stocks — 76.92%	Shares	Fair Value
Canada — 13.10%
Energy — 4.62%
Enbridge, Inc.	89,101	$3,305,648

Materials — 8.48%
Agnico Eagle Mines Ltd.	82,767	3,495,251
Barrick Gold Corp.	166,280	2,577,340
		6,072,591
Total Canada		9,378,239

Ireland — 2.94%
Health Care — 2.94%
Medtronic PLC	26,092	2,106,929
Total Ireland		2,106,929

United Kingdom — 4.63%
Consumer Staples — 4.63%
Unilever PLC - ADR	75,601	3,314,348
Total United Kingdom		3,314,348

United States — 56.25%
Communications — 6.05%
Comcast Corp., Class A	66,268	1,943,640
Verizon Communications, Inc.	62,853	2,386,529
		4,330,169
Consumer Discretionary — 2.81%
Starbucks Corp.	12,582	1,060,159
TJX Cos., Inc. (The)	15,317	951,492
		2,011,651
Consumer Staples — 3.17%
Ingredion, Inc.	28,183	2,269,295

Energy — 3.16%
EOG Resources, Inc.	20,280	2,265,884

Financials — 16.95%
Berkshire Hathaway, Inc., Class B(a)	23,326	6,228,509
Loews Corp.	69,786	3,478,134
Travelers Cos., Inc. (The)	15,857	2,429,292
		12,135,935
Health Care — 4.47%
Merck & Co., Inc.	37,165	3,200,650

Materials — 7.85%
Corteva, Inc.	50,593	2,891,390
DuPont de Nemours, Inc.	54,216	2,732,486
		5,623,876
Real Estate — 4.75%
Equity Commonwealth	112,949	2,751,438
Jones Lang LaSalle, Inc.(a)	4,304	650,205
		3,401,643

See accompanying notes which are an integral part of these financial statements.

4

Absolute Select Value ETF
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

Common Stocks — 76.92% (continued)	Shares	Fair Value
United States — 56.25% (continued)
Technology — 3.50%
Cisco Systems, Inc.	42,965	$1,718,600
Guidewire Software, Inc.(a)	12,776	786,746
		2,505,346
Utilities — 3.54%
Dominion Energy, Inc.	36,694	2,535,922
Total United States		40,280,371

Total Common Stocks
(Cost $59,649,060)		55,079,887

Exchange-Traded Funds — 7.68%	Shares	Fair Value
United States — 7.68%
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	60,000	5,496,000
Total Exchange-Traded Funds
(Cost $5,491,095)		5,496,000

Total Investments — 84.60%
(Cost $65,140,155)		60,575,887
Other Assets in Excess of Liabilities — 15.40%		11,030,393
Net Assets — 100.00%		$71,606,280

(a)	Non-income producing security.

ADR - American Depositary Receipt.

See accompanying notes which are an integral part of these financial statements.

5

Absolute Select Value ETF
Statement of Assets and Liabilities
September 30, 2022 (Unaudited)

Assets
Investments in securities, at fair value (cost $65,140,155)	$60,575,887
Cash	10,867,003
Dividends receivable	155,660
Tax reclaims receivable	66,998
Total Assets	71,668,039

Liabilities
Payable to Adviser, net of waiver	32,427
Payable to affiliates	15,819
Payable to trustees	193
Other accrued expenses	13,320
Total Liabilities	61,759

Net Assets	$71,606,280

Net Assets consist of:
Paid-in capital	$75,259,897
Accumulated deficit	(3,653,617)
Net Assets	$71,606,280
Shares outstanding (unlimited number of shares authorized, no par value)	2,850,000
Net asset value per share	$25.13

See accompanying notes which are an integral part of these financial statements

6

Absolute Select Value ETF
Statement of Operations
For the six months ended September 30, 2022 (Unaudited)

Investment Income
Dividend income (net of foreign taxes withheld of $37,692)	$799,744
Total investment income	799,744

Expenses
Adviser	298,441
Administration	26,575
Compliance services	13,787
Legal	12,264
Custodian	11,877
Audit and tax	9,752
Trustee	8,043
Report printing	7,053
Transfer agent	5,234
Insurance	1,556
Pricing	344
Miscellaneous	17,123
Total expenses	412,049
Fees waived by Adviser	(113,425)
Net operating expenses	298,624
Net investment income	501,120
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain (loss) on:
Investment securities	977,007
Foreign currency translations	(185)
Change in unrealized depreciation on:
Investment securities	(13,561,017)
Foreign currency translations	(3,599)
Net realized and unrealized gain (loss) on investment securities and foreign currency translations	(12,587,794)
Net decrease in net assets resulting from operations	$(12,086,674)

See accompanying notes which are an integral part of these financial statements.

7

Absolute Select Value ETF
Statements of Changes in Net Assets
September 30, 2022

	For the Six
	Months Ended	For the Year
	September 30,	Ended March 31,
	2022	2022
	(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$501,120	$448,487
Net realized gain on investment securities and foreign currency translations	976,822	2,773,996
Change in unrealized appreciation (depreciation) on investment securities	(13,564,616)	4,112,493
Net increase (decrease) in net assets resulting from operations	(12,086,674)	7,334,976

Distributions to Shareholders From:
Earnings	(293,540)	(329,315)
Total distributions	(293,540)	(329,315)

Capital Transactions
Proceeds from shares sold	24,366,971	20,651,378
Amount paid for shares redeemed	(4,623,872)	(9,300,348)
Net increase in net assets resulting from capital transactions	19,743,100	11,351,030
Total Increase in Net Assets	7,362,886	18,356,691

Net Assets
Beginning of period	$64,243,394	$45,886,703
End of period	$71,606,280	$64,243,394

Share Transactions
Shares sold	875,000	725,000
Shares redeemed	(175,000)	(325,000)
Net increase in shares outstanding	700,000	400,000

See accompanying notes which are an integral part of these financial statements.

8

Absolute Select Value ETF
Financial Highlights
(For a share outstanding during each period)

	For the Six
	Months		For the	For the	For the
	Ended		Year	Year	Period
	September		Ended	Ended	Ended
	30, 2022		March 31,	March 31,	March 31,
	(Unaudited)		2022	2021	2020(a)

Selected Per Share Data:
Net asset value, beginning of period	$29.88		$26.22	$20.14	$25.00
Investment operations:
Net investment income	0.17		0.22	0.13	0.03
Net realized and unrealized gain (loss) on investments	(4.81)		3.61	6.10	(4.89)
Total from investment operations	(4.64)		3.83	6.23	(4.86)
Less distributions to shareholders from:
Net investment income	(0.11)		(0.17)	(0.15)	—
Total distributions	(0.11)		(0.17)	(0.15)	—
Net asset value, end of period	$25.13		$29.88	$26.22	$20.14
Market price, end of period	$25.13		$29.92	$26.23	$20.21
Total Return(b)	(15.55	)% (c)	14.66%	31.02%	(19.44	)% (c)
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$71,606		$64,243	$45,887	$22,151
Ratio of net expenses to average net assets	0.85	% (d)	0.85%	0.85%	0.85	% (d)
Ratio of expenses to average net assets before waiver and reimbursement	1.43	% (d)	1.24%	1.51%	3.88	% (d)
Ratio of net investment income to average net assets	1.10	% (d)	0.85%	0.58%	1.40	% (d)
Portfolio turnover rate(e)	5	% (c)	23%	36%	30	% (c)

(a)	For the period January 21, 2020 (commencement of operations) to March 31, 2020.

(b)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

(c)	Not annualized.

(d)	Annualized.

(e)	Portfolio turnover rate excludes securities received or delivered from in-kind processing of creations or redemptions.

See accompanying notes which are an integral part of these financial statements.

9

Absolute Select Value ETF
Notes to the Financial Statements
September 30, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Absolute Select Value ETF (the “Fund”, formerly known as Absolute Core Strategy ETF) was organized as a diversified series of Unified Series Trust (the “Trust”) on August 20, 2019, and is registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended from time to time (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Absolute Investment Advisers LLC (the “Adviser”). The Adviser has retained St. James Investment Company, LLC (the “Sub-Adviser”) to serve as Sub-Adviser to the Fund. As its investment objective, the Fund seeks positive absolute returns.

Non-Diversification Risk – The Fund is non-diversified, which means it may invest a greater percentage of its assets in a fewer number of stocks as compared to other exchange traded funds that are more broadly diversified. As a result, the Fund’s share price may be more volatile than the share price of some other mutual funds, and the poor performance of an individual stock in the Fund’s portfolio may have a significant negative impact on the Fund’s performance.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies”, including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Foreign Currency Translation – The accounting records of the Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange each business day to determine the value of investments, and other assets and liabilities. Purchases and sales of foreign securities, and income and expenses, are translated at the prevailing rate of exchange on the respective date of these transactions. The Fund does not isolate that portion of the results of operations resulting from changes

10

Absolute Select Value ETF
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. These fluctuations are included with the realized and unrealized gain or loss from investments. Net realized gain (loss) on foreign currency translations on the Statement of Operations represents currency gains (losses) realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid. The change in unrealized currency gains (losses) on foreign currency translations for the period is reflected in the Statement of Operations.

Federal Income Taxes – The Fund makes no provision for federal income or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net realized capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

As of and during the six months ended September 30, 2022, the Fund did not have any liabilities for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations when incurred. During the period, the Fund did not incur any interest or penalties. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three years tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Fund follows industry practice and records security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital

11

Absolute Select Value ETF
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

included in distributions received from the Fund’s investments in REITs are reported to the Fund after the end of the calendar year; accordingly, the Fund estimates these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, if any, at least semi-annually. The Fund intends to distribute its net realized long-term and short-term capital gains, if any, annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset value (“NAV”) per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

The Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use

12

Absolute Select Value ETF
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, the Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s valuation policies, the Adviser as the “Valuation Designee” is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or

13

Absolute Select Value ETF
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2022:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks (a)	$55,079,887	$—	$—	$55,079,887
Exchange-Traded Funds	5,496,000	—	—	5,496,000
Total	$60,575,887	$—	$—	$60,575,887

(a)	Refer to Schedule of Investments for sector classifications.

The Fund did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

The Adviser, under the terms of the management agreement with the Trust with respect to the Fund (the “Agreement”), manages the Fund’s investments. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.85% of the Fund’s average daily net assets. For the six months ended September 30, 2022, before the waiver described below, the Adviser earned a management fee of $298,441 from the Fund.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through July 31, 2024 so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; any administrative and/ or shareholder servicing fees payable pursuant to a plan adopted by the Board of Trustees; expenses incurred in connection with any merger or reorganization; extraordinary expenses

14

Absolute Select Value ETF
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

(such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers); and other expenses that the Trustees agree have not been incurred in the ordinary course of the Fund’s business) do not exceed 0.85% of the Fund’s average daily net assets through July 31, 2024. For the six months ended September 30, 2022, the Adviser waived fees of $113,425. At September 30, 2022, the Fund owed the Adviser $32,427.

Each fee waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date in which that particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of the recoupment. As of September 30, 2022, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Fund no later than the dates stated below:

Recoverable Through
March 31, 2023	$59,995
March 31, 2024	217,326
March 31, 2025	205,812
September 30, 2025	113,425

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration and fund accounting services to the Fund. The Fund pays Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Fund, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Northern Lights Distributors, LLC (the “Distributor”) serves as principal underwriter to the Fund. The Distributor is an affiliate of Ultimus. The Distributor is compensated by the Adviser (not the Fund) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Fund for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. The Independent Trustees review and establish compensation at least annually. Each Independent Trustee

15

Absolute Select Value ETF
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

of the Trust receives annual compensation, which is an established amount paid quarterly per fund in the Trust at the time of the regular quarterly Board meetings. The Chairman of the Board receives the highest compensation, commensurate with his additional duties and each Chair of a committee receives additional compensation as well. Independent Trustees also receive $1,000 for attending any special meeting that requires an in-person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. INVESTMENT TRANSACTIONS

For the period ended September 30, 2022, purchases and sales of investment securities, other than short-term investments, were $12,438,654 and $3,028,712, respectively.

For the period ended September 30, 2022, purchases and sales for in-kind transactions were $19,138,480 and $4,106,670, respectively.

For the period ended September 30, 2022, the Fund had in-kind net realized gains of $1,063,206.

There were no purchases or sales of long-term U.S. government obligations during the period ended September 30, 2022.

NOTE 6. CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Only Authorized Participants or transactions done through an Authorized Participant are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market

16

Absolute Select Value ETF
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statement of Changes in Net Assets. For the six months ended September 30, 2022, the Fund received $3,750 and $0 in fixed fees and variable fees, respectively. The Transaction Fees for the Fund are listed in the table below:

Fixed Fee	Variable Charge
$250	2.00%*

*	The maximum Transaction Fee may be up to 2.00% of the amount invested.

NOTE 7. FEDERAL TAX INFORMATION

At September 30, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

Gross unrealized appreciation	$2,057,885
Gross unrealized depreciation	(6,622,153)
Net unrealized depreciation on investments	$(4,564,268)
Tax cost of investments	$65,140,155

The tax character of distributions paid for the fiscal year ended March 31, 2022, the Fund’s most recent fiscal year end, was as follows:

Distributions paid from:
Ordinary income(a)	$329,315
Total distributions paid	$329,315

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

At March 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

Undistributed ordinary income	$123,110
Accumulated capital and other losses	(392,318)
Unrealized appreciation on investments	8,995,804
Total accumulated earnings	$8,726,596

The difference between book basis and tax basis undistributed net investment income/ (loss), accumulated net realized gain/(loss), and unrealized appreciation/(depreciation) from investments is primarily attributable to the tax deferral of losses on wash sales.

Capital losses incurred after October 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. During the fiscal year ended March 31, 2022, the Fund incurred and elected to defer such capital losses of $65,506.

17

Absolute Select Value ETF
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

At September 30, 2022, the Fund had $324,795 short-term and $2,017 long-term capital loss carry forwards for federal income tax purposes available to offset future capital gains. These capital loss carryforwards do not expire. At September 30, 2022, the Fund utilized $338,156 capital loss carry forwards.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Fund. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Fund has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

18

Liquidity Risk Management Program (Unaudited)

The Fund has adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage the Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long- term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The Program’s most recent Report, which was presented to the Board for consideration at its meeting held on August 16, 2022, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Fund did not experience unusual stress or disruption to their operations related to purchase and redemption activity. Also, during the review period the Fund held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

19

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. You may pay brokerage commissions on purchases and sales of exchange-traded fund shares, which are not reflected in the example. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 through September 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	April 1,	September	During	Expense
	2022	30, 2022	Period(a)	Ratio
Actual	$1,000.00	$844.50	$3.93	0.85%
Hypothetical(b)	$1,000.00	$1,020.81	$4.31	0.85%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

20

Shareholder Voting Results (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, as reconvened on September 13, 2022, Fund shareholders of record as of the close of business on July 5, 2022 voted to approve the following proposal:

Proposal 1: To elect the following individuals to serve on the Board of Trustees of the Trust:

Freddie Jacobs Jr.

Catharine Barrow McGauley

Kenneth G.Y. Grant

Daniel J. Condon

Gary A. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

David R. Carson

	Shares Voted in	Shares Voted	Shares Needed to
Fund	Favor*	Against or Abstain*	Approve*
Absolute Select Value ETF	995,640	311,746	Plurality
	(76.16%)	(23.84%)	(greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present.

21

Management and Sub-Advisory Agreement Renewal (Unaudited)

The Absolute Select Value ETF (the “Fund”) is a series of Unified Series Trust (the “Trust”). The Trust’s Board of Trustees (the “Board”) oversees the management of the Fund and, as required by law, considered the renewal of the management agreement with its investment adviser, Absolute Investment Advisers LLC (“Absolute”) and the renewal of the sub-advisory agreement between Absolute and St. James Investment Company, LLC (“St. James”).

The Board requested and evaluated all information that the Trustees deemed reasonably necessary under the circumstances in connection with the renewal of the management agreement and the sub-advisory agreement.

The Trustees held a teleconference on May 13, 2022 to review and discuss materials compiled by Ultimus Fund Solutions, LLC, the Trust’s administrator, with regard to the management agreement between the Trust and Absolute and the sub-advisory agreement between Absolute and St. James, which included information provided by Absolute and St. James. At the Trustees’ quarterly meeting held in May 2022, the Board interviewed certain representatives of Absolute and St. James, including Absolute’s Chief Compliance Officer. After discussion, the Trustees, including the Trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940) of the Trust, Absolute or St. James (the “Independent Trustees”), approved the continuance of the management agreement between the Trust and Absolute and the sub-advisory agreement between Absolute and St. James for an additional year. The Trustees’ approval of the continuance of the Fund’s management agreement and sub-advisory agreement was based on a consideration of all the information provided to the Trustees, and was not the result of any single factor. Some of the factors that figured particularly in the Trustees’ deliberations are described below, although individual Trustees may have evaluated this information differently, ascribing different weights to various factors.

(i)       The Nature, Extent, and Quality of Services. The Trustees reviewed and considered information regarding the nature, extent, and quality of services that each of Absolute and St. James provide to the Fund, which include, but are not limited to, providing a continuous investment program for the Fund, adhering to the Fund’s investment restrictions, complying with the Trust’s policies and procedures, and voting proxies on behalf of the Fund. They noted Absolute provided oversight of St. James and is very involved in managing the Fund. The Trustees considered the qualifications and experience of St. James’ portfolio manager who will continue to be responsible for the day-to-day management of the Fund’s portfolio, as well as the qualifications and experience of the other individuals at each of Absolute and St. James who continue to provide services to the Fund. Mr. Wood advised the Board about any recent SEC examinations of Absolute and St. James and reported favorably on the compliance programs of both Absolute and St. James. The Trustees concluded that they are satisfied with the nature, extent, and high quality of investment management services provided by each of Absolute and St. James to the Fund.

(ii)       Fund Performance. The Trustees next reviewed and discussed the Fund’s performance for the period ended March 31, 2022. The Trustees observed that the Fund had outperformed the median and average of its Morningstar Large Value category, the median of its peer group, and benchmark, the Russell 1000 Value Index, for the one-year period ended March 31, 2022. The Trustees observed that the Fund had underperformed all references for the since inception period. The Trustees noted that the Fund’s commencement of operations coincided with the COVID-19 inspired market decline and volatility and, therefore, it started with a difficult performance environment, but had ended with a very strong quarter. The Trustees observed that management of the Fund was deliberate and a very

22

Management and Sub-Advisory Agreement Renewal (Unaudited) (continued)

thorough commentary had been provided by the portfolio manager. It was the consensus of the Trustees that it was reasonable to conclude that Absolute and St. James have the ability to manage the Fund successfully from a performance standpoint.

(iii)       Fee Rate and Profitability. The Trustees noted that the Fund’s management fee is higher than the medians and averages of its Morningstar category and peer group. The Trustees noted that the Fund’s net expenses is higher than the medians and averages of its Morningstar category and peer group. The Trustees considered the size of the Fund to others in the peer group and Morningstar category. The Trustees also considered a profitability analysis prepared by Absolute for its management of the Fund, which indicated that, before deduction of marketing expenses, Absolute is earning a slight profit as a result of managing the Fund. The Trustees also noted that Absolute is still waiving a portion of its fees and the expense limitation agreement is in effect through July 31, 2024.

The Trustees considered other potential benefits that Absolute or St. James may receive in connection with management of the Fund and determined the services provided are not duplicative as between adviser and sub-adviser. After considering the above information, the Trustees concluded that the advisory management fee and the sub-advisory fee for the Fund each represent reasonable compensation in light of the nature and quality of services to the Fund, the fees paid by comparable ETFs, and the profitability for providing services to the Fund.

(iv)       Economies of Scale. In determining the reasonableness of the management fee and sub-advisory fee, the Trustees also considered the extent to which Absolute or St. James will realize economies of scale as the Fund grows larger. The Trustees determined that, in light of the size of the Fund, the brief period since launch, and the fact that Absolute is still waiving a portion of its fees, it is premature to reduce the management fee or introduce breakpoints in the management fee at this time.

23

Proxy Voting

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Fund at (833) 267-3383 and (2) in Fund documents filed with the SEC on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chairman David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Absolute Investment Advisers LLC 4 North Street, Suite 2 Hingham, MA 02043	CUSTODIAN Brown Brothers Harriman & Co. 50 Post Office Square Boston, MA 02110

DISTRIBUTOR Northern Lights Distributors, LLC 4221 North 203rd Street, Suite 100 Elkhorn, NE 68022	ADMINISTRATOR Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Northern Lights Distributors, LLC Member FINRA/SIPC

Absolute Select-SAR-22

DEAN FUNDS

Dean Small Cap Value Fund

Dean Mid Cap Value Fund

Semi-Annual Report

September 30, 2022

Investment Results (Unaudited)

Average Annual Total Returns(a) as of September 30, 2022

	Six Months	One Year	Five Year	Ten Year
Dean Small Cap Value Fund	(8.11)%	(2.95)%	4.56%	9.20%
Russell 2000 Value Index(b)	(19.18)%	(17.69)%	2.87%	7.94%
Russell 2000 Index(b)	(19.01)%	(23.50)%	3.55%	8.55%

Total annual operating expenses, which include acquired fund fees and expenses of less than 0.005%, as disclosed in the Dean Small Cap Value Fund (the “Fund”) prospectus dated July 29, 2022, were 1.13% of the Fund’s average daily net assets. Additional information pertaining to the expense ratios as of September 30, 2022 can be found in the financial highlights. The Adviser has contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses through July 31, 2023, but only to the extent necessary so that total annual operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers) do not exceed 1.25% of the Fund’s average daily net assets. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/ expense payment and any expense limitation in effect at the time of recoupment.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 899-8343.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. Total returns for periods less than one year are not annualized.

(b)	The Russell 2000 and Russell 2000 Value Indices are unmanaged indices that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in an index or, the indices. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month end by calling (888) 899-8343.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Investment Results (Unaudited) (continued)

Average Annual Total Returns(a) as of September 30, 2022

	Six Months	One Year	Five Year	Ten Year
Dean Mid Cap Value Fund	(11.81)%	(5.03)%	5.40%	9.39%
Russell Midcap Value Index(b)	(18.88)%	(13.56)%	4.76%	9.44%
Russell Midcap Index(b)	(19.71)%	(19.39)%	6.48%	10.30%

Total annual operating expenses, which included acquired fund fees and expenses of less than 0.005%, as disclosed in the Dean Mid Cap Value Fund (the “Fund”) prospectus dated July 29, 2022, were 1.06% of the Fund’s average daily net assets (0.85% after fee waivers/expense reimbursements by Dean Investment Associates, LLC (the “Adviser”)). The Adviser has contractually agreed to waive its management fee and/or reimburse expenses through July 31, 2023 so that total annual Fund operating expenses (excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the Investment Company Act of 1940; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers) do not exceed 0.85% of the Fund’s average daily net assets. Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/ expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. This expense limitation agreement may not be terminated prior to July 31, 2023, except by the Board of Trustees. Additional information pertaining to the expense ratios as of September 30, 2022 can be found in the financial highlights.

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Current performance may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (888) 899-8343.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable periods. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The Russell Midcap and Russell Midcap Value Indices are unmanaged benchmarks that assume reinvestment of all distributions and exclude the effect of taxes and fees. The indices are widely recognized unmanaged indices of equity prices and are representative of a broader market and range of securities than are found in the Fund’s portfolio. An individual cannot invest directly in an index. However, an individual may be able to invest in exchange traded funds or other investment vehicles that attempt to track the performance of an index.

You should consider the Fund’s investment objectives, risks, charges and expenses carefully before you invest. The Fund’s prospectus contains important information about the Fund’s investment objectives, potential risks, management fees, charges and expenses, and other information and should be read carefully before investing. You may obtain a current copy of the Fund’s prospectus or performance data current to the most recent month end by calling (888) 899-8343.

The Fund is distributed by Ultimus Fund Distributors, LLC, member FINRA/SIPC.

Fund Holdings (Unaudited)
September 30, 2022 (Unaudited)

Dean Small Cap Value Fund Holdings as of September 30, 2022*

*	As a percentage of net assets

The investment objective of the Dean Small Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

Fund Holdings (Unaudited)
September 30, 2022 (Unaudited)

Dean Mid Cap Value Fund Holdings as of September 30, 2022*

*	As a percentage of net assets.

The investment objective of the Dean Mid Cap Value Fund is long-term capital appreciation and, secondarily, dividend income. Portfolio holdings are subject to change.

Availability of Portfolio Schedule (Unaudited)

Each Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the SEC’s website at http:// www.sec.gov and on the Funds’ website at www.deanmutualfunds.com.

Dean Small Cap Value Fund
Schedule of Investments
September 30, 2022 (Unaudited)

COMMON STOCKS — 95.46%	Shares	Fair Value
Consumer Discretionary — 11.28%
American Woodmark Corp.(a)	39,263	$1,722,075
Carter’s, Inc.	14,563	954,313
Fox Factory Holding Corp.(a)	15,029	1,188,493
Hooker Furniture Corp.	50,214	677,387
Johnson Outdoors, Inc., Class A	29,127	1,494,507
Methode Electronics, Inc.	39,263	1,458,620
Miller Industries, Inc.	64,545	1,374,163
Standard Motor Products, Inc.	134,449	4,369,593
TRI Pointe Group, Inc.(a)	293,594	4,436,206
Wendy’s Co. (The)	84,351	1,576,520
		19,251,877
Consumer Staples — 9.66%
Cal-Maine Foods, Inc.	58,043	3,226,611
Fresh Del Monte Produce, Inc.	22,952	533,404
Hostess Brands, Inc.(a)	53,127	1,234,671
John B. Sanfilippo & Son, Inc.	54,059	4,093,889
Lancaster Colony Corp.	19,457	2,923,998
Sprouts Farmers Market, Inc.(a)	94,603	2,625,233
TreeHouse Foods, Inc.(a)	24,350	1,032,927
Weis Markets, Inc.	11,651	830,017
		16,500,750
Energy — 2.84%
Civitas Resources, Inc.	12,350	708,767
Murphy USA, Inc.	9,903	2,722,433
World Fuel Services Corp.	60,141	1,409,705
		4,840,905
Financials — 26.39%
Associated Banc-Corp.	59,535	1,195,463
Camden National Corp.	99,768	4,250,116
Cathay General Bancorp	27,263	1,048,535
Diamond Hill Investment Group, Inc.	19,107	3,152,655
Employers Holdings, Inc.	127,225	4,387,989
Federated Hermes, Inc., Class B	26,214	868,208
Nelnet, Inc., Class A	38,331	3,035,432
QCR Holdings, Inc.	68,299	3,479,151
Safety Insurance Group, Inc.	52,311	4,266,485
Stewart Information Services Corp.	78,525	3,426,831
StoneX Group, Inc.(a)	42,525	3,527,024
Washington Federal, Inc.	137,764	4,130,165
Washington Trust Bancorp, Inc.	57,438	2,669,718
Waterstone Financial, Inc.	160,025	2,586,004
White Mountains Insurance Group Ltd.	2,330	3,036,037
		45,059,813
Health Care — 3.93%
Haemonetics Corp.(a)	7,573	560,629
National Healthcare Corp.	54,758	3,468,372

See accompanying notes which are an integral part of these financial statements.

Dean Small Cap Value Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

COMMON STOCKS — 95.46% - continued	Shares	Fair Value
Health Care — 3.93% - continued
Prestige Consumer Healthcare, Inc.(a)	53,710	$2,676,369
		6,705,370
Industrials — 14.48%
Advanced Energy Industries, Inc.	6,058	468,950
Argan, Inc.	124,895	4,017,872
AZZ, Inc.	53,710	1,960,952
Brady Corp., Class A	97,516	4,069,343
Federal Signal Corp.	44,057	1,644,208
Heartland Express, Inc.	333,571	4,773,401
Kennametal, Inc.	39,278	808,341
Mueller Water Products, Inc., Class A	84,001	862,690
Preformed Line Products Co.	18,292	1,301,476
Werner Enterprises, Inc.	128,207	4,820,582
		24,727,815
Materials — 2.62%
Alamos Gold, Inc., Class A	284,392	2,107,345
NewMarket Corp.	3,845	1,156,691
Stepan Co.	12,932	1,211,341
		4,475,377
Real Estate — 5.68%
Alexander’s, Inc.	3,379	706,076
CareTrust REIT, Inc.	43,224	782,787
CTO Realty Growth, Inc.	126,177	2,364,557
Equity Commonwealth	137,478	3,348,964
Getty Realty Corp.	92,739	2,493,752
		9,696,136
Technology — 8.23%
Benchmark Electronics, Inc.	92,623	2,295,198
CSG Systems International, Inc.	72,700	3,844,375
MAXIMUS, Inc.	45,088	2,609,243
NextGen Healthcare, Inc.(a)	48,001	849,618
Plexus Corp.(a)	11,068	969,114
Vishay Intertechnology, Inc.	195,807	3,483,407
		14,050,955
Utilities — 10.35%
American States Water Co.	30,059	2,343,099
Avista Corp.	72,933	2,702,168
Northwest Natural Holding Co.	20,505	889,507
NorthWestern Corp.	53,943	2,658,311
Portland General Electric Co.	70,048	3,044,286
Southwest Gas Holdings, Inc.	41,243	2,876,699
Spire, Inc.	50,680	3,158,884
		17,672,954

Total Common Stocks/Investments — 95.46% (Cost $170,359,657)		162,981,952
Other Assets in Excess of Liabilities — 4.54%		7,750,939
NET ASSETS — 100.00%		$170,732,891

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Dean Mid Cap Value Fund
Schedule of Investments
September 30, 2022 (Unaudited)

COMMON STOCKS — 94.85%	Shares	Fair Value
Communications — 1.60%
Omnicom Group, Inc.	17,539	$1,106,536

Consumer Discretionary — 12.93%
AutoZone, Inc.(a)	897	1,921,310
BorgWarner, Inc.	27,504	863,626
Genuine Parts Co.	9,068	1,354,034
Masco Corp.	21,525	1,005,002
Polaris Industries, Inc.	8,770	838,851
PulteGroup, Inc.	22,671	850,163
Skechers U.S.A., Inc., Class A(a)	26,408	837,662
Ulta Beauty, Inc.(a)	3,139	1,259,335
		8,929,983
Consumer Staples — 9.51%
BJ’s Wholesale Club Holdings, Inc.(a)	25,711	1,872,018
Casey’s General Stores, Inc.	6,079	1,231,119
Conagra Brands, Inc.	36,473	1,190,114
Flowers Foods, Inc.	50,574	1,248,672
Tyson Foods, Inc., Class A	15,546	1,024,948
		6,566,871
Energy — 4.39%
Baker Hughes Co.	45,193	947,245
Pioneer Natural Resources Co.	9,617	2,082,369
		3,029,614
Financials — 17.64%
Allstate Corp. (The)	9,168	1,141,691
Ameriprise Financial, Inc.	4,534	1,142,341
Assurant, Inc.	8,321	1,208,792
Fifth Third Bancorp	35,477	1,133,846
Globe Life, Inc.	13,453	1,341,264
Raymond James Financial, Inc.	16,592	1,639,622
Regions Financial Corp.	49,378	991,016
Reinsurance Group of America, Inc.	8,720	1,097,063
UMB Financial Corp.	12,208	1,029,012
W.R. Berkley Corporation	22,671	1,464,092
		12,188,739
Health Care — 5.74%
Chemed Corp.	2,392	1,044,252
Encompass Health Corp.	21,675	980,360
Quest Diagnostics, Inc.	8,321	1,020,903
Zimmer Biomet Holdings, Inc.	8,770	916,904
		3,962,419
Industrials — 16.34%
Curtiss-Wright Corp.	8,819	1,227,252
Dover Corp.	7,524	877,148
FTI Consulting, Inc.(a)	7,524	1,246,802
Hubbell, Inc.	6,876	1,533,348
ITT, Inc.	15,795	1,032,045
Littelfuse, Inc.	4,534	900,860

See accompanying notes which are an integral part of these financial statements.

Dean Mid Cap Value Fund
Schedule of Investments (continued)
September 30, 2022 (Unaudited)

COMMON STOCKS — 94.85% - continued	Shares	Fair Value
Industrials — 16.34% - continued
MSC Industrial Direct Co., Inc., Class A	14,500	$1,055,745
nVent Electric PLC	40,011	1,264,748
Pentair PLC	16,841	684,250
Republic Services, Inc.	10,812	1,470,865
		11,293,063
Materials — 8.34%
Avery Dennison Corp.	6,179	1,005,323
Avient Corp.	21,774	659,752
Crown Holdings, Inc.	12,357	1,001,288
Eagle Materials, Inc.	7,624	817,140
FMC Corp.	11,610	1,227,177
Steel Dynamics, Inc.	14,749	1,046,442
		5,757,122
Real Estate — 6.10%
CBRE Group, Inc., Class A(a)	15,147	1,022,574
Essex Property Trust, Inc.	5,381	1,303,439
Healthcare Realty Trust, Inc.	42,353	883,060
STAG Industrial, Inc.	35,178	1,000,111
		4,209,184
Technology — 3.17%
Arrow Electronics, Inc.(a)	10,115	932,502
Broadridge Financial Solutions, Inc.	8,720	1,258,470
		2,190,972
Utilities — 9.09%
Ameren Corp.	15,546	1,252,230
Atmos Energy Corp.	12,905	1,314,374
CenterPoint Energy, Inc.	46,738	1,317,078
CMS Energy Corp.	21,326	1,242,026
Xcel Energy, Inc.	18,037	1,154,368
		6,280,076

Total Common Stocks/Investments — 94.85% (Cost $56,665,424)		65,514,579
Other Assets in Excess of Liabilities — 5.15%		3,557,001
NET ASSETS — 100.00%		$69,071,580

(a)	Non-income producing security.

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Statements of Assets and Liabilities
September 30, 2022 (Unaudited)

	Dean Small Cap	Dean Mid Cap
	Value Fund	Value Fund
Assets
Investments in securities at value (cost $170,359,657 and $56,665,424)	$162,981,952	$65,514,579
Cash and cash equivalents	9,231,354	3,469,981
Receivable for fund shares sold	32,701	155
Dividends receivable	391,617	137,559
Prepaid expenses	26,856	11,899
Total Assets	172,664,480	69,134,173
Liabilities
Payable for investments purchased	1,741,930	—
Payable for fund shares redeemed	4,412	—
Payable to Adviser	132,269	31,502
Payable to affiliates	22,183	12,350
Other accrued expenses	30,795	18,741
Total Liabilities	1,931,589	62,593
Net Assets	$170,732,891	$69,071,580
Net Assets consist of:
Paid-in capital	$188,528,058	$55,602,521
Accumulated earnings (deficit)	(17,795,167)	13,469,059
Net Assets	$170,732,891	$69,071,580
Shares outstanding (unlimited number of shares authorized, no par value)	10,245,446	3,292,307
Net asset value, offering and redemption price per share	$16.66	$20.98

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Statements of Operations
For the six months ended September 30, 2022 (Unaudited)

	Dean Small Cap	Dean Mid Cap
	Value Fund	Value Fund
Investment Income
Dividend income (net of foreign taxes withheld of $2,181 and $–)	$2,298,439	$816,705
Interest income	42,515	20,153
Total investment income	2,340,954	836,858

Expenses
Adviser	797,299	286,501
Administration	74,911	36,137
Custodian	22,563	6,808
Transfer agent	16,015	4,972
Fund accounting	15,448	10,282
Registration	13,723	12,988
Legal	11,397	11,397
Audit and tax preparation	9,225	9,225
Report printing	8,986	3,327
Trustee	7,833	7,833
Compliance services	6,017	6,016
Insurance	2,227	1,627
Pricing	802	612
Miscellaneous	28,508	16,651
Total expenses	1,014,954	414,376
Fees waived by Adviser	—	(89,876)
Net operating expenses	1,014,954	324,500
Net investment income	1,326,000	512,358
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized gain on investment securities transactions	7,338,531	815,097
Net change in unrealized depreciation of investment securities	(23,810,490)	(10,611,520)
Net realized and change in unrealized loss on investments	(16,471,959)	(9,796,423)
Net decrease in net assets resulting from operations	$(15,145,959)	$(9,284,065)

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Statements of Changes in Net Assets
September 30, 2022 (Unaudited)

	Dean Small Cap Value Fund		Dean Mid Cap Value Fund
	For the Six		For the Six
	Months Ended	For the Year	Months Ended	For the Year
	September 30,	Ended	September 30,	Ended
	2022	March 31, 2022	2022	March 31, 2022
	(Unaudited)		(Unaudited)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$1,326,000	$2,025,719	$512,358	$614,373
Net realized gain on investment securities transactions	7,338,531	25,615,419	815,097	6,557,053
Net change in unrealized appreciation (depreciation) of investment securities	(23,810,490)	(14,232,164)	(10,611,520)	1,509,860
Net increase (decrease) in net assets resulting from operations	(15,145,959)	13,408,974	(9,284,065)	8,681,286
Distributions to Shareholders From:
Earnings	—	(1,786,178)	—	(4,319,680)
Total distributions	—	(1,786,178)	—	(4,319,680)
Capital Transactions
Proceeds from shares sold	27,976,094	33,284,225	3,061,648	6,797,142
Reinvestment of distributions	—	1,447,112	—	4,205,623
Amount paid for shares redeemed	(22,362,910)	(35,136,353)	(5,085,728)	(14,560,546)
Net increase (decrease) in net assets resulting from capital transactions	5,613,184	(405,016)	(2,024,080)	(3,557,781)
Total Increase (Decrease) in Net Assets	(9,532,775)	11,217,780	(11,308,145)	803,825
Net Assets
Beginning of period	180,265,666	169,047,886	80,379,725	79,575,900
End of period	$170,732,891	$180,265,666	$69,071,580	$80,379,725
Share Transactions
Shares sold	1,542,901	1,880,020	133,759	286,213
Shares issued in reinvestment of distributions	—	80,934	—	177,378
Shares redeemed	(1,240,729)	(1,984,393)	(220,565)	(608,393)
Net increase (decrease) in shares outstanding	302,172	(23,439)	(86,806)	(144,802)

See accompanying notes which are an integral part of these financial statements.

Dean Small Cap Value Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	September
	30, 2022		For the Years Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$18.13		$16.96	$9.25	$14.19	$14.63	$17.04
Investment operations:
Net investment income	0.13		0.20	0.27	0.16	0.15	0.12
Net realized and unrealized gain (loss)	(1.60)		1.15	7.67	(4.51)	(0.18)	0.19 (a)
Total from investment operations	(1.47)		1.35	7.94	(4.35)	(0.03)	0.31
Less distributions to shareholders from:
Net investment income	—		(0.18)	(0.23)	(0.19)	(0.20)	(0.11)
Net realized gains	—		—	—	(0.40)	(0.21)	(2.61)
Total distributions	—		(0.18)	(0.23)	(0.59)	(0.41)	(2.72)
Net asset value, end of period	$16.66		$18.13	$16.96	$9.25	$14.19	$14.63
Total Return(b)	(8.11	)% (c)	7.98%	86.33%	(32.14)%	(0.08)%	1.59%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$170,733		$180,266	$169,048	$226,564	$321,178	$350,182
Ratio of net expenses to average net assets	1.15	% (d)	1.13%	1.19%	1.15%	1.12%	1.18%
Ratio of gross expenses to average net assets before waiver or recoupment	1.15	% (d)	1.13%	1.19%	1.15%	1.12%	1.18%
Ratio of net investment income to average net assets	1.50	% (d)	1.15%	1.16%	1.14%	1.04%	0.97%
Portfolio turnover rate	37	% (c)	57%	181%	157%	120%	165%

(a)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of fund shares in relation to fluctuating market values during the period.

(b)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(c)	Not annualized.

(d)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Dean Mid Cap Value Fund
Financial Highlights

(For a share outstanding during each period)

	For the Six
	Months
	Ended
	September
	30, 2022		For the Years Ended March 31,
	(Unaudited)		2022	2021	2020	2019	2018
Selected Per Share Data:
Net asset value, beginning of period	$23.79		$22.58	$14.26	$19.83	$19.87	$18.92
Investment operations:
Net investment income	0.16		0.19	0.16	0.22	0.22	0.08
Net realized and unrealized gain (loss)	(2.97)		2.34	8.34	(4.08)	0.36	1.40
Total from investment operations	(2.81)		2.53	8.50	(3.86)	0.58	1.48
Less distributions to shareholders from:
Net investment income	—		(0.20)	(0.18)	(0.22)	(0.16)	(0.10)
Net realized gains	—		(1.12)	—	(1.49)	(0.46)	(0.43)
Total distributions	—		(1.32)	(0.18)	(1.71)	(0.62)	(0.53)
Net asset value, end of period	$20.98		$23.79	$22.58	$14.26	$19.83	$19.87
Total Return(a)	(11.81	)% (b)	11.22%	59.75%	(22.04)%	3.10%	7.79%
Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$69,072		$80,380	$79,576	$32,673	$41,889	$34,093
Ratio of net expenses to average net assets	0.85	% (c)	0.85%	0.85%	1.02%	1.10%	1.10%
Ratio of gross expenses to average net assets before waiver or recoupment	1.09	% (c)	1.06%	1.15%	1.30%	1.40%	1.53%
Ratio of net investment income to average net assets	1.34	% (c)	0.75%	1.20%	1.14%	1.20%	0.49%
Portfolio turnover rate	2	% (b)	27%	65%	76%	46%	52%

(a)	Total return represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.

(b)	Not annualized.

(c)	Annualized.

See accompanying notes which are an integral part of these financial statements.

Dean Funds
Notes to the Financial Statements
September 30, 2022 (Unaudited)

NOTE 1. ORGANIZATION

Dean Small Cap Value Fund (the “Small Cap Fund) and Dean Mid Cap Value Fund (the “Mid Cap Fund”) (each a “Fund” and, collectively the “Funds”)were organized as diversified series of Unified Series Trust (the “Trust”) on November 13, 2026, and are registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated October 14, 2002, as amended from time to time (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series. The Funds are each a series of the Trust currently authorized by the Board. The investment adviser to each Fund is Dean Investment Associates, LLC (“Dean Investment Associates” or “Adviser”). In addition, the Adviser has retained Dean Capital Management, LLC (“DCM” or “Sub-Adviser”) to serve as sub-adviser to the Funds. DCM is an affiliate of the Adviser. The investment objective of each Fund is long-term capital appreciation and, secondarily, dividend income.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Funds are investment companies and follow accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification (“ASC”) Topic 946, “Financial Services-Investment Companies” including Accounting Standards Update 2013-08. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Funds make no provision for federal income or excise tax. Each Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. Each Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Funds could incur a tax expense.

As of and during the six months ended September 30, 2022, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds recognize interest and penalties,

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations when incurred. During the period, the Funds did not incur any interest or penalties. Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the previous three tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve months.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board).

Security Transactions and Related Income – The Funds follow industry practice and record security transactions on the trade date for financial reporting purposes. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Distributions received from investments in real estate investment trusts (“REITs”) that represent a return of capital or capital gain are recorded as a reduction of the cost of investment or as a realized gain, respectively. The calendar year-end amounts of ordinary income, capital gains, and return of capital included in distributions received from the Funds’ investments in REITs are reported to the Funds after the end of the calendar year; accordingly, the Funds estimate these amounts for accounting purposes until the characterization of REIT distributions is reported. Estimates are based on the most recent REIT distributions information available. Withholding taxes on foreign dividends and related reclaims have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

Dividends and Distributions – Each Fund intends to distribute its net investment income and net realized long-term and short-term capital gains, if any, at least annually. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. The treatment for financial reporting purposes of distributions made to shareholders during the period from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gain for federal income tax purposes. Where such differences are permanent in nature, they are reclassified among the components of the net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or NAV per share of the Funds.

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

Cash and Cash Equivalents — Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in the bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

Each Fund values its portfolio securities at fair value as of the close of regular trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m. Eastern time) on each business day the NYSE is open for business. Fair value is defined as the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk (the risk inherent in a particular valuation technique used to measure fair value including a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained and available from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Various inputs are used in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels listed below.

●	Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transactions for identical assets or liabilities at the valuation date

●	Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining fair value of investments based on the best information available)

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy which is reported is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Equity securities that are traded on any stock exchange are generally valued at the last quoted sale price on the security’s primary exchange. Lacking a last sale price, an exchange-traded security is generally valued at its last bid price. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. When using market quotations and when the market is considered active, the security is classified as a Level 1 security. In the event that market quotations are not readily available or are considered unreliable due to market or other events, a Fund values its securities and other assets at fair value in accordance with policies established by and under the general supervision of the Board. Under these policies, the securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

Investments in mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the service agent of the mutual funds. These securities are categorized as Level 1 securities.

In accordance with the Trust’s valuation policies, the Adviser as the “Valuation Designee” is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single method exists for determining fair value, because fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of a security being valued by the Valuation Designee’s would be the amount that the Fund might reasonably expect to receive upon the current sale. Methods that are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair-value pricing is permitted if, in the Valuation Designee’s opinion, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before a Fund’s NAV calculation that may affect a security’s value, or the Valuation Designee is aware of any other data that calls into question the reliability of market quotations.

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of September 30, 2022:

Small Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$162,981,952	$—	$—	$162,981,952
Total	$162,981,952	$—	$—	$162,981,952

Mid Cap Fund	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Common Stocks(a)	$65,514,579	$—	$—	$65,514,579
Total	$65,514,579	$—	$—	$65,514,579

(a)	Refer to Schedule of Investments for sector classifications.

The Funds did not hold any investments at the end of the reporting period for which significant unobservable inputs (Level 3) were used in determining fair value; therefore, no reconciliation of Level 3 securities is included for this reporting period.

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Each Fund’s investments are managed by the Adviser pursuant to the terms of a management agreement with the Trust. The Adviser has hired the Sub-Adviser to manage the Funds’ assets on a day-to-day basis. The Sub-Adviser is paid by the Adviser. In accordance with the management agreement for each Fund, the Adviser is entitled to a management fee, computed and accrued daily and paid monthly, at an annual rate of 0.90% and 0.75% of the average daily net assets of the Small Cap Fund and Mid Cap Fund, respectively. For the six months ended September 30, 2022, the Adviser earned management fees, before the waiver described below, of $797,299 and $286,501 from the Small Cap Fund and the Mid Cap Fund, respectively. At September 30, 2022, the Adviser was owed $132,269 from the Small Cap Fund and $31,502 from the Mid Cap Fund.

The Adviser has contractually agreed to waive its management fee and/or to reimburse certain Fund operating expenses through July 31, 2023, but only to the extent necessary so that total annual operating expenses, excluding portfolio transaction and other investment-related costs (including brokerage fees and commissions); taxes; borrowing costs (such as interest and dividend expenses on securities sold short); acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); any amounts payable pursuant to a distribution or service plan adopted in accordance with Rule 12b-1 under the 1940 Act; expenses incurred in connection with any merger or reorganization; extraordinary expenses (such as litigation expenses, indemnification of Trust officers and Trustees and contractual indemnification of Fund service providers, and

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

other expenses that the Trustees agree have not been incurred in the ordinary course of the Funds’ business), do not exceed 1.25% of the Small Cap Fund’s average daily net assets and 0.85% of the Mid Cap Fund’s average daily net assets. For the six months ended September 30, 2022, the Adviser waived fees of $89,876 for the Mid Cap Fund.

Each waiver/expense payment by the Adviser is subject to recoupment by the Adviser from the Fund in the three years following the date the particular waiver/expense payment occurred, but only if such recoupment can be achieved without exceeding the annual expense limitation in effect at the time of the waiver/expense payment and any expense limitation in effect at the time of recoupment. As of September 30, 2022, the Adviser may seek repayment of management fees waived and expense reimbursements pursuant to the aforementioned conditions, from the Mid Cap Fund no later than the dates stated below:

Recoverable Through	Mid Cap Fund
March 31, 2023	$66,383
March 31, 2024	163,089
March 31, 2025	170,376
September 30, 2025	89,876

Ultimus Fund Solutions, LLC (“Ultimus”) provides administration, fund accounting and transfer agent services to the Funds. The Funds pay Ultimus fees in accordance with the agreements for such services.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of Ultimus, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives fees from the Funds, which are approved annually by the Board.

Under the terms of a Distribution Agreement with the Trust, Ultimus Fund Distributors, LLC (the “Distributor”) serves as principal underwriter to the Funds. The Distributor is a wholly-owned subsidiary of Ultimus. The Distributor is compensated by the Adviser (not the Funds) for acting as principal underwriter.

Certain officers and a Trustee of the Trust are also employees of Ultimus and such persons are not paid by the Funds for serving in such capacities.

The Board supervises the business activities of the Trust. Each Trustee serves as a trustee until termination of the Trust unless the Trustee dies, resigns, retires, or is removed. The Chairman of the Board and more than 75% of the Trustees are “Independent Trustees,” which means that they are not “interested persons” as defined in the 1940 Act. Each Independent Trustee of the Trust receives annual compensation of $2,785 per fund from the Trust, except that the Chairman of the Audit Committee, the Chairman of the Governance & Nominating Committee, and the Chairman of the Pricing & Liquidity Committee each

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

receives annual compensation of $3,235 per fund from the Trust, and the Independent Chairman of the Board receives $3,435 per fund from the Trust. Independent Trustees also receive $1,000 for attending any special meeting that requires an in person approval of a contract and $250 for the first hour and $200 for each additional hour for attending other special meetings. In addition, the Trust reimburses Independent Trustees for out-of-pocket expenses incurred in conjunction with attendance at meetings.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended September 30, 2022, purchases and sales of investment securities, other than short-term investments, were as follows:

	Purchases	Sales
Small Cap Fund	$61,474,834	$68,480,679
Mid Cap Fund	1,362,149	2,455,874

There were no purchases or sales of long-term U.S. government obligations during the six months ended September 30, 2022.

NOTE 6. FEDERAL TAX INFORMATION

At September 30, 2022, the net unrealized appreciation (depreciation) and tax cost of investments for tax purposes was as follows:

	Small Cap	Mid Cap
	Fund	Fund
Gross unrealized appreciation	$4,727,267	$11,248,792
Gross unrealized depreciation	(14,173,599)	(2,399,637)
Net unrealized appreciation (depreciation)	$(9,446,332)	$8,825,778
Tax cost of investments	$172,428,284	$56,688,801

The tax character of distributions paid for the fiscal year ended March 31, 2022, the Funds’ most recent fiscal year end, was as follows:

	Small Cap
	Fund	Mid Cap Fund
Distributions paid from:
Ordinary income(a)	$1,786,178	$1,278,861
Long-term capital gains	—	3,040,819
Total distributions paid	$1,786,178	$4,319,680

(a)	Short-term capital gain distributions are treated as ordinary income for tax purposes.

Dean Funds
Notes to the Financial Statements (continued)
September 30, 2022 (Unaudited)

At March 31, 2022, the components of accumulated earnings (deficit) on a tax basis were as follows:

	Small Cap Fund	Mid Cap Fund
Undistributed ordinary income	$1,297,357	$140,212
Undistributed long-term capital gains	—	3,175,614
Accumulated capital and other losses	(18,310,723)	—
Unrealized appreciation on investments	14,364,158	19,437,298
Total accumulated earnings (deficit)	$(2,649,208)	$22,753,124

The difference between book basis and tax basis of unrealized appreciation (depreciation) is primarily attributable to the tax deferral of losses on wash sales.

As of March 31, 2022, the Small Cap Fund had short-term and long-term capital loss carryforwards of $891,705 and $17,419,018, respectively. These capital loss carryforwards, which do not expire, may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

NOTE 7. SECTOR RISK

If a Fund has significant investments in the securities of issuers within a particular sector, any development affecting that sector will have a greater impact on the value of the net assets of the Fund than would be the case if the Fund did not have significant investments in that sector. In addition, this may increase the risk of loss in the Fund and increase the volatility of the Fund’s NAV per share. For instance, economic or market factors, regulatory changes or other developments may negatively impact all companies in a particular sector, and therefore the value of the Fund’s portfolio will be adversely affected. As of September 30, 2022, the Small Cap Fund had 26.39% of the value of its net assets invested in stocks within the Financials sector.

NOTE 8. COMMITMENTS AND CONTINGENCIES

The Trust indemnifies its officers and Trustees for certain liabilities that may arise from their performance of their duties to the Trust or the Funds. Additionally, in the normal course of business, the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

NOTE 9. SUBSEQUENT EVENTS

Management of the Funds has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date at which these financial statements were issued. Based upon this evaluation, management has determined there were no items requiring adjustment of the financial statements or additional disclosure.

Liquidity Risk Management Program (Unaudited)

The Funds have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 (the “Liquidity Rule”) under the 1940 Act. The Program is reasonably designed to assess and manage each Fund’s liquidity risk, taking into consideration, among other factors, the Fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions; its short and long- term cash flow projections; and its cash holdings and access to other funding sources. The Board approved the appointment of the Liquidity Administrator Committee, comprising certain Trust officers and employees of the Adviser. The Liquidity Administrator Committee maintains Program oversight and reports to the Board on at least an annual basis regarding the Program’s operational effectiveness through a written report (the “Report”). The most recent Report, which was presented to the Board for consideration at its meeting held on August 16, 2022, outlined the operation of the Program and the adequacy and effectiveness of the Program’s implementation. During the review period, the Funds did not experience unusual stress or disruption to their operations related to purchase and redemption activity. Also, during the review period the Funds held adequate levels of cash and highly liquid investments to meet shareholder redemption activities in accordance with applicable requirements. The Report concluded that the Program is reasonably designed to prevent violation of the Liquidity Rule and has been effectively implemented.

Summary of Fund Expenses (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. Each Fund’s example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from April 1, 2022 through September 30, 2022.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table below is useful in comparing ongoing costs only and will not help you determine the relative costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid	Annualized
	April 1,	September	During	Expense
	2022	30, 2022	Period(a)	Ratio
Small Cap Fund
Actual	$1,000.00	$918.90	$5.51	1.15%
Hypothetical(b)	$1,000.00	$1,019.32	$5.80	1.15%

Mid Cap Fund
Actual	$1,000.00	$881.90	$4.01	0.85%
Hypothetical(b)	$1,000.00	$1,020.81	$4.31	0.85%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

(b)	Hypothetical assumes 5% annual return before expenses.

Shareholder Voting Results (Unaudited)

At a Special Shareholder Meeting at which a quorum was present, as reconvened on September 13, 2022, Fund shareholders of record as of the close of business on July 5, 2022 voted to approve the following proposal:

Proposal 1: To elect the following individuals to serve on the Board of Trustees of the Trust:

Freddie Jacobs Jr.

Catharine Barrow McGauley

Kenneth G.Y. Grant

Daniel J. Condon

Gary A. Hippenstiel

Stephen A. Little

Ronald C. Tritschler

David R. Carson

	Shares Voted in	Shares Voted	Shares Needed to
Fund	Favor*	Against or Abstain*	Approve*
Dean Mid Cap Value Fund	1,802,897	88,127	Plurality
	(95.34%)	(4.66%)	(greater than 50%)
Dean Small Cap Value Fund	7,204,373	149,763	Plurality
	(97.96%)	(2.04%)	(greater than 50%)

*	as a percentage of the total voting securities of the Fund voted at the meeting at which a quorum was present.

Privacy Notice

Rev: March 2021

FACTS	WHAT DO THE DEAN FUNDS (the “FUNDS”) DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■     Social Security number

■     account balances and account transactions

■     transaction or loss history and purchase history

■     checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons the Funds choose to share; and whether you can limit this sharing.

Reasons we can share your personal information	Do the Funds share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	No
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call (888) 899-8343

Who we are
Who is providing this notice?	Dean Funds Ultimus Fund Distributors, LLC (Distributor) Ultimus Fund Solutions, LLC (Administrator)
What we do
How do the Funds protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How do the Funds collect my personal information?

We collect your personal information, for example, when you

■      open an account or deposit money

■      buy securities from us or sell securities to us

■      make deposits or withdrawals from your account

■      give us your account information

■      make a wire transfer

■      tell us who receives the money

■      tell us where to send the money

■      show your government-issued ID

■      show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■      sharing for affiliates’ everyday business purposes —information about your creditworthiness

■      affiliates from using your information to market to you

■      sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

■      Dean Investment Associates, LLC, the investment adviser to the Funds, could be deemed to be an affiliate.

Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■      The Dean Funds do not share your personal information with nonaffiliates so they can market to you

Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ The Dean Funds do not jointly market.

PROXY VOTING

A description of the policies and procedures that each Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how each Fund voted those proxies during the most recent twelve month period ended June 30, are available (1) without charge upon request by calling the Funds at (888) 899-8343 and (2) in Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES Daniel J. Condon, Chairman David R. Carson Kenneth G.Y. Grant Freddie Jacobs, Jr. Catharine B. McGauley Ronald C. Tritschler	INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM Cohen & Company, Ltd. 151 North Franklin Street, Suite 575 Chicago, IL 60606

OFFICERS Martin R. Dean, President Gweneth K. Gosselink, Chief Compliance Officer Zachary P. Richmond, Treasurer and Chief Financial Officer Lynn E. Wood, Assistant Chief Compliance Officer	LEGAL COUNSEL Thompson Hine LLP 312 Walnut Street, 20th Floor Cincinnati, OH 45202

INVESTMENT ADVISER Dean Investment Associates LLC 3500 Pentagon Blvd., Suite 200 Beavercreek, Ohio. 45431	CUSTODIAN Huntington National Bank 41 South High Street Columbus, OH 43215

DISTRIBUTOR Ultimus Fund Distributors, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246	ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT Ultimus Fund Solutions, LLC 225 Pictoria Drive, Suite 450 Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Funds’ prospectus which contains information about the Funds’ management fees and expenses. Please read the prospectus carefully before investing.

Distributed by Ultimus Fund Distributors, LLC

Member FINRA/SIPC

Dean-SAR-22

(b) Not applicable

Item 2. Code of Ethics. NOT APPLICABLE – disclosed with annual report

Item 3. Audit Committee Financial Expert. NOT APPLICABLE- disclosed with annual report

Item 4. Principal Accountant Fees and Services. NOT APPLICABLE – disclosed with annual report

Item 5. Audit Committee of Listed Companies. Certain series of the registrant that appear in the shareholder report included in Item 1 are listed issuers as defined in Rule 10A-3 under the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and have a separately-designated standing audit committee established in accordance with Section 3(a)(58)A of the Exchange Act. The registrant's audit committee member is Ronald C. Tritschler.

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Investment Companies. NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers. NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11. Controls and Procedures.

(a)       Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Investment Companies.

Not Applicable.

Item 13. Exhibits.

(a)(1) Not Applicable – filed with annual report

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3) Not Applicable – there were no written solicitations to purchase securities under Rule 23c-1 during the period

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Unified Series Trust

By /s/ Martin R. Dean

Martin R. Dean, President

Date 12/6/2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Martin R. Dean

Martin R. Dean, President

Date 12/6/2022

By /s/ Zachary P. Richmond

Zachary P. Richmond, Treasurer

Date 12/6/2022